Dividends (Details) - USD ($)	1 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2015	Mar. 31, 2015
Dividends
Dividends to shareholders	$ 26,873,022	$ 26,873,022
Ordinary Shares
Dividends
Payment of a cash dividend (in dollars per share)			$ 0.20
ADSs
Dividends
Payment of a cash dividend (in dollars per share)			$ 0.20